Note 11 - Accrued Liabilities	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
11.	Accrued liabilities

	December 31, 2016	December 31, 2015

Accrued payroll, commission and benefits	$267,715	$247,476
Accrued project management costs	41,499	41,155
Value added tax payable	24,605	29,956
Customer advances	10,432	6,930
Accrued contract costs (overbillings)	16,713	8,875
Other	38,795	43,387

	$399,759	$377,779